Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events

(a)	In December 2020, the Group issued 900,000 ordinary shares to Genexine, Inc. upon the full conversion of the 2018 Notes with the conversion price of US$ 10 per share.

(b)
In December 2020, the broad global strategic partnership with AbbVie became effective as the conditions of the effective date were satisfied. The Group received the upfront payment of US$180 million in December 2020. Additionally, the first milestone event was achieved before the end of 2020 and the Group is entitled to receive the first milestone payment of US$20 million.

(c)
In December 2020, the Group entered into a written amendment made to the subscription agreement with the Hillhouse entities, which removed one of the two conditions for the second closing that an existing director of the Group having resigned to enable the Hillhouse entities to appoint a director to replace such director. The second closing occurred as the other condition was satisfied and 8,712,124 ordinary shares as well as
1,597,235
Investor Warrants were issued to the Hillhouse entities for total gross proceeds of approximately US$125.0 million.